SUPPLEMENTARY CASH FLOW INFORMATION	9 Months Ended
May 31, 2019
Statements [Line Items]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]
11.	SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	May 31, 2019	May 31, 2018
Amounts receivable, prepaid expenses and other assets	$500	$(275)
Accounts payable and accrued liabilities	247	392
	$747	$117